Expense Example - BNY Mellon Municipal Opportunities ETF - BNY Mellon Municipal Opportunities ETF	Jul. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	$ 672